Pension Plans and Other Postretirement Benefit Plans - Summary of Net Periodic Benefit Cost for the Pension Plans and Postretirement Plan (Parenthetical) (Details) - MSGE SPINCO, INC [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure In Periodic Benefit Costs Recognized In Combined Statement Of Operations [Line Items]
Defined benefit plan, plan assets, payment for settlement	$ 0	$ 52	$ 551
Other Pension Plan And Post Retirement Benefits Plan [Member]
Disclosure In Periodic Benefit Costs Recognized In Combined Statement Of Operations [Line Items]
Defined benefit plan assumptions used in calculating benefit obligation discount rate	1.96%	1.77%	2.95%
Defined benefit plan assumption used In calculating interest costs	1.30%	1.24%	2.83%
Other Non Operating Income Expenses [Member] | Other Pension Plan And Post Retirement Benefits Plan [Member]
Disclosure In Periodic Benefit Costs Recognized In Combined Statement Of Operations [Line Items]
Defined benefit plan recognized gain loss due to settlements	$ 0	$ 870	$ 67